Derivative Financial Instruments - Effect of Hedge Activity on Income and Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments, Gain (Loss)
(Gains)/Losses of Total Hedge Activity	$ (641)	$ 515	$ (17)
Cost of services
Derivative Instruments, Gain (Loss)
(Gains)/Losses of Total Hedge Activity	27	(22)	5
Cost of sales
Derivative Instruments, Gain (Loss)
(Gains)/Losses of Total Hedge Activity	15	(40)	(22)
Cost of financing
Derivative Instruments, Gain (Loss)
(Gains)/Losses of Total Hedge Activity	(2)	10	11
SG&A expense
Derivative Instruments, Gain (Loss)
(Gains)/Losses of Total Hedge Activity	(170)	(151)	(165)
Other (income) and expense
Derivative Instruments, Gain (Loss)
(Gains)/Losses of Total Hedge Activity	(641)	515	(17)
Interest expense
Derivative Instruments, Gain (Loss)
(Gains)/Losses of Total Hedge Activity	$ (13)	$ 51	$ 54